Note 4 - Segment and Revenue Information - Contribution by Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Revenue from contracts with customers		$ 165,056	$ 177,078		$ 161,334
Revenue		165,056	177,078	[1]	161,334
Technology and platform fees		(3,315)	(796)	[1]	(3,644)
Content cost		(4,312)	(1,545)	[1]	(72)
Cost of inventory sold		(700)	(208)	[1]
Marketing and distribution expenses		(47,860)	(64,883)		(31,336)
Credit loss expense	[2]	(1,849)	(577)		678
Direct expenses		(61,821)	(79,699)		(41,143)
Contribution by segment		103,235	97,379		120,191
Browser and News [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		155,472	154,968		138,444
Revenue		155,472	154,968		138,444
Technology and platform fees		(3,315)	(796)		(3,644)
Content cost		(4,312)	(1,545)		(77)
Cost of inventory sold
Marketing and distribution expenses		(47,042)	(64,685)		(31,336)
Credit loss expense	[2]	(568)	(448)		678
Direct expenses		(55,097)	(67,775)		(34,295)
Contribution by segment		100,375	87,193		104,149
All other segments [member]
Statement Line Items [Line Items]
Revenue from contracts with customers		9,584	22,110		22,890
Revenue		9,584	22,110		22,890
Technology and platform fees
Content cost					5
Cost of inventory sold		(700)	(208)
Marketing and distribution expenses		(818)	(198)
Credit loss expense	[2]	(1,281)	(129)
Direct expenses		(6,724)	(11,924)		(6,848)
Contribution by segment		$ 2,860	$ 10,186		$ 16,042

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.
[2]	For the Browser and News segment, Credit loss expense in the segment reporting is consistent with Other credit loss expense in the Statement of Operations, while for the Fintech segment, Credit loss expense is consistent with Other changes in fair value of loans to customers in the Statement of Operations.